Securitizations And Variable Interest Entities (Fair Value Of The Firm's Retained Interests And The Sensitivity Of This Fair Value) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2012 years		Mar. 31, 2011 years
Variable Interest Entity [Line Items]
Fair value of retained interests	¥ 165,000,000,000		¥ 199,000,000,000
Material Retained Interest Held [Member]
Variable Interest Entity [Line Items]
Fair value of retained interests	157,000,000,000	[1]	192,000,000,000	[1]
Weighted-average life (Years)	7.0	[1]	6.3	[1]
Constant prepayment rate	8.10%	[1]	7.10%	[1]
Impact of 10% adverse change	(1,300,000,000)	[1]	(500,000,000)	[1]
Impact of 20% adverse change	(2,400,000,000)	[1]	(1,000,000,000)	[1]
Discount rate	3.30%	[1]	4.70%	[1]
Impact of 10% adverse change	(3,700,000,000)	[1]	(4,300,000,000)	[1]
Impact of 20% adverse change	(7,100,000,000)	[1]	(7,400,000,000)	[1]
Sensitivity analysis for material retained interest	157,000,000,000		192,000,000,000
Retained interests	¥ 165,000,000,000		¥ 199,000,000,000

[1]	The sensitivity analysis covers the material retained interests held of ¥192 billion out of ¥199 billion as of March 31, 2011 and ¥157 billion out of ¥165 billion as of March 31, 2012. Nomura considers the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.